SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 11:-	SUBSEQUENT EVENTS

a.	The Company initiated a restructuring plan during the fourth quarter of 2013. For details, see note 1c.

b.	Subsequent to the balance sheet date, the Company signed with the financial institutions on an amendment to the Credit Facility. For details, see note 1e.

c.
Subsequent to the balance sheet date , and as part of the 2013 Restructuring Plan, The Company's Board of Directors has authorized a grant of up to 1.2 million RSU's under our Amended and Restated Share Option and RSU Plan.

d.
On November 3, 2013, the Company's Board of Directors approved a grant to employees of options and RSU's to purchase a total of 144,667 Ordinary Shares. Such options and RSU's shall vest over a period of 4 years commencing on the above date.